Provisions and Other Non-Current Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Restructuring charges		$ 117
Lease expiration period	expire over the next four years